Leases - Prior to IFRS 16, future minimum payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	$ 684
Due within one year
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	188
Later than one year and not later than five years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	360
Later than five years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	$ 136